3. Capital Stock (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Issuance of common shares for converted promissory notes, Shares		1,076,237
Debt Conversion, Original Debt, Amount	$ 135,000	$ 147,500
Issuance of common shares for converted promissory notes, Value	146,000	436,874
Issuance of common shares for cash at prices of $0.22 and $0.28 per share, Value		398,291
Accrued Interest Converted
Debt Conversion, Original Debt, Amount		6,497
Common Stock
Issuance of common shares for converted promissory notes, Shares	2,805,073	1,076,237
Issuance of common shares for converted promissory notes, Value	280	108
Issuance of common shares for cash		1,530,631
Issuance of common shares for cash at prices of $0.22 and $0.28 per share, Value		153
Common Stock | Purchase 1
Issuance of common shares for cash		504,773
Equity Issuance Per Share Amount		$ 0.22
Issuance of common shares for cash at prices of $0.22 and $0.28 per share, Value		111,050
Common Stock | Purchase 2
Issuance of common shares for cash		1,025,858
Equity Issuance Per Share Amount		$ 0.28
Issuance of common shares for cash at prices of $0.22 and $0.28 per share, Value		287,241
Common Stock | Interest
Issuance of common shares for converted promissory notes, Value	$ 11,000
Common Stock | Minimum
Debt Instrument, Convertible, Conversion Price	$ 0.0367	$ 0.10
Common Stock | Maximum
Debt Instrument, Convertible, Conversion Price	$ 0.10	$ 0.39